Convertible Notes Payable (FY) (Details) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 09, 2021	Jan. 31, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Debt Conversion [Line Items]
Share price (in dollars per share)	$ 16
Conversion price (in dollars per share)	11.57
Convertible notes payable				$ 0
IPO
Debt Conversion [Line Items]
Share price (in dollars per share)	$ 16
Common Stock | IPO
Debt Conversion [Line Items]
Conversion of convertible notes (in shares)			3,636,189	3,636,189
2020 Notes | Common Stock
Debt Conversion [Line Items]
Conversion of convertible notes (in shares)		33,978
Additional Convertible Notes and Vifor Convertible Note | Common Stock
Debt Conversion [Line Items]
Conversion of convertible notes (in shares)	3,636,189
Convertible Notes
Debt Conversion [Line Items]
Aggregate principal amount of convertible notes issued					$ 39,800,000
Increase due to accrued interest balance					$ 1,800,000
Conversion price (in dollars per share)	$ 11.57